Loans	12 Months Ended
Mar. 31, 2015
Loans

10. Loans

Loan balances include Rs. 115,777.3 million and Rs. 192,684.5 million (US$ 3,092.4 million) as of March 31, 2014 and March 31, 2015, respectively, which have been pledged as collateral for borrowings and are therefore restricted.

Loans by facility as of March 31, 2014 and March 31, 2015 were as follows:

	As of March 31,
	2014		2015		2015
	(In millions)
Retail loans:
Auto loans	Rs.	407,811.6	Rs.	486,251.7	US$	7,803.8
Personal loans/Credit cards		347,393.8		449,381.7		7,212.0
Retail business banking		519,472.2		660,456.7		10,599.5
Commercial vehicle and construction equipment finance		280,372.2		305,995.4		4,910.9
Housing loans		193,180.5		241,368.8		3,873.7
Other retail loans		440,107.4		577,534.2		9,268.6

Subtotal	Rs.	2,188,337.7	Rs.	2,720,988.5	US$	43,668.5
Wholesale loans	Rs.	1,039,923.6	Rs.	1,222,460.6	US$	19,619.0

Gross loans		3,228,261.3		3,943,449.1		63,287.5
Less: Allowance for credit losses		42,613.2		47,334.1		759.6

Total	Rs.	3,185,648.1	Rs.	3,896,115.0	US$	62,527.9

The contractual residual maturity of gross loans as of March 31, 2015 is set out below:

	As of March 31, 2015
	Wholesale loans		Retail loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	680,287.1	Rs.	789,973.4	Rs.	1,470,260.5
Over one year through five years		442,874.1		1,681,275.6		2,124,149.7
Over five years		99,299.4		249,739.5		349,038.9

Total gross loans	Rs.	1,222,460.6	Rs.	2,720,988.5	Rs.	3,943,449.1

Total gross loans	US$	19,619.0	US$	43,668.5	US$	63,287.5

Gross loans analyzed by performance are as follows:

	As of
	March 31, 2014		March 31, 2015		March 31, 2015
	(In millions)
Performing	Rs.	3,198,574.8	Rs.	3,904,124.3	US$	62,656.4
Impaired		29,686.5		39,324.8		631.1

Total gross loans	Rs.	3,228,261.3	Rs.	3,943,449.1	US$	63,287.5

The following table provides details of age analysis of loans as of March 31, 2014 and March 31, 2015.

	As of March 31, 2014
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total
	(in millions)
Retail Loans
Auto loans	Rs.	2,326.2	Rs.	1,845.2	Rs.	403,640.2	Rs.	407,811.6
Personal loans/Credit card		1,940.5		1,984.4		343,468.9		347,393.8

Retail business banking		3,815.1		7,104.6		508,552.5		519,472.2
Commercial vehicle and construction equipment finance		7,500.8		6,207.8		266,663.6		280,372.2
Housing loans		83.2		205.8		192,891.5		193,180.5
Other retail		3,947.7		3,580.5		432,579.2		440,107.4

Wholesale loans		1,452.2		8,758.2		1,029,713.2		1,039,923.6

Total	Rs.	21,065.7	Rs.	29,686.5	Rs.	3,177,509.1	Rs.	3,228,261.3

	As of March 31, 2015
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total
	(in millions)
Retail Loans
Auto loans	Rs.	2,448.7	Rs.	2,718.7	Rs.	481,084.3	Rs.	486,251.7
Personal loans/Credit card		2,361.1		2,648.4		444,372.2		449,381.7

Retail business banking		5,262.5		10,012.5		645,181.7		660,456.7
Commercial vehicle and construction equipment finance		5,389.7		5,559.4		295,046.3		305,995.4
Housing loans		68.7		242.7		241,057.4		241,368.8
Other retail		5,184.2		4,653.5		567,696.5		577,534.2

Wholesale loans		1,244.7		13,489.6		1,207,726.3		1,222,460.6

Total	Rs.	21,959.6	Rs.	39,324.8	Rs.	3,882,164.7	Rs.	3,943,449.1

Total	US$	352.4	US$	631.1	US$	62,304.0	US$	63,287.5

The Bank has a credit risk mitigating/monitoring mechanism which is comprised of target market definitions, credit approval process, post-disbursement monitoring and remedial management procedures.

For wholesale credit risk in addition to the credit approval process the Bank has an approved framework for the review and approval of credit ratings. Credit Policies and Procedures articulate credit risk strategy and thereby the approach for credit origination, approval and maintenance. The Credit Policies generally address such areas as target markets, portfolio mix, prudential exposure ceilings, concentration limits, price and non-price terms, structure of limits, approval authorities, exception reporting system, prudential accounting and provisioning norms. These are reviewed in detail at annual or more frequent intervals. To ensure adequate diversification of risk, concentration limits have been set up in terms of borrower/business group, industry and risk grading.

For retail credit the policy and approval processes are designed for the fact that the Bank has high volumes of relatively homogeneous, small value transactions in retail loans. There are product programs for each of these products, which define the target markets, credit philosophy and process, detailed underwriting criteria for evaluating individual credits, exception reporting systems and individual loan exposure caps. The quantitative parameters considered include income, residence stability, the nature of the employment/business, while the qualitative parameters include accessibility, contractibility and profile. The credit policies/product programs are based on a statistical analysis of the Bank’s experience and industry data, in combination with the judgment of the Bank’s senior officers. The Bank mines data on its borrower account behavior as well as static data regularly to monitor the portfolio performance of each product segment and use these as inputs in revising the Bank’s product programs, target market definitions and credit assessment criteria to meet the Bank’s twin objectives of combining volume growth and maintenance of asset quality.

As an integral part of the credit process, the Bank has a credit rating model appropriate to its wholesale and retail credit segments (see note 2 i). The Bank monitors credit quality within its segments based on primary credit quality indicators. This internal grading is updated at least annually.

Retail Loans

Credit quality indicator based on payment activity as of March 31, 2014 and as of March 31, 2015 is given below.

	As of March 31, 2014
	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Total
	(In millions)
Performing	Rs.	405,966.4	Rs.	345,409.4	Rs.	512,367.6	Rs.	274,164.4	Rs.	192,974.7	Rs.	436,526.9	Rs.	2,167,409.4
Impaired		1,845.2		1,984.4		7,104.6		6,207.8		205.8		3,580.5		20,928.3

Total	Rs.	407,811.6	Rs.	347,393.8	Rs.	519,472.2	Rs.	280,372.2	Rs.	193,180.5	Rs.	440,107.4	Rs.	2,188,337.7

	As of March 31, 2015
	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Total
	(In millions)
Performing	Rs.	483,533.0	Rs.	446,733.3	Rs.	650,444.2	Rs.	300,436.0	Rs.	241,126.1	Rs.	572,880.7	Rs.	2,695,153.3
Impaired		2,718.7		2,648.4		10,012.5		5,559.4		242.7		4,653.5		25,835.2

Total	Rs.	486,251.7	Rs.	449,381.7	Rs.	660,456.7	Rs.	305,995.4	Rs.	241,368.8	Rs.	577,534.2	Rs.	2,720,988.5

Total	US$	7,803.8	US$	7,212.0	US$	10,599.5	US$	4,910.9	US$	3,873.7	US$	9,268.6	US$	43,668.5

Wholesale Loans

The Bank has in place a process of grading each borrower according to its financial health and the performance of its business and each borrower is graded as pass/labeled/impaired. Wholesale loans that are not impaired are disclosed as pass or labeled. Labeled loans are those with evidence of weakness where such exposures indicate deteriorating trends which if not corrected could adversely impact repayment of the obligations. The Bank’s model assesses the overall risk over four major categories – industry risk, business risk, management risk and financial risk. The inputs in each of the categories are combined to provide an aggregate numerical rating, which is a function of the aggregate weighted scores based on the assessment under each of these four risk categories.

	As of March 31,
	2014		2015		2015
	(In millions)
Credit quality indicators-Internally assigned grade and payment activity
Pass	Rs.	1,029,884.6	Rs.	1,205,084.8	US$	19,340.2
Labeled		1,280.8		3,886.2		62.3
Impaired		8,758.2		13,489.6		216.5

Total	Rs.	1,039,923.6	Rs.	1,222,460.6	US$	19,619.0

Impaired loans are those for which the Bank believes that it is probable that it will not collect all amounts due according to the original contractual terms of the loans and includes troubled debt restructuring. The following table provides details of impaired loans as of March 31, 2014 and March 31, 2015

	As of March 31, 2014
	Recorded investments		Unpaid principal balance		Related specific allowance		Average recorded investments		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	1,845.2	Rs.	1,845.2	Rs.	796.1	Rs.	1,542.0	Rs.	1,845.2
Personal loans/ Credit card		1,984.4		1,984.4		1,267.3		1,767.5		1,984.4
Retail business banking		7,104.6		7,104.6		5,598.1		6,447.4		6,978.2
Commercial vehicle and construction equipment finance		6,207.8		6,207.8		3,472.9		4,932.9		6,207.8
Housing loans		205.8		205.8		116.7		236.9		205.8
Other retail		3,580.5		3,580.5		2,082.0		2,827.2		3,580.5
Wholesale loans		8,758.2		8,758.2		7,316.1		7,655.6		8,612.8

Total	Rs.	29,686.5	Rs.	29,686.5	Rs.	20,649.2	Rs.	25,409.5	Rs.	29,414.7

The Bank holds no recorded impaired loans for which there is no related allowance.

	As of March 31, 2015
	Recorded investments		Unpaid principal balance		Related specific allowance		Average recorded investments		Finance receivable on non-accrual status
	(In millions)
Retail Loans
Auto loans	Rs.	2,718.7	Rs.	2,718.7	Rs.	1,226.0	Rs.	2,282.0	Rs.	2,718.7
Personal loans/ Credit card		2,648.4		2,648.4		1,634.0		2,316.4		2,648.4
Retail business banking		10,012.5		10,012.5		7,105.6		8,558.6		9,723.4
Commercial vehicle and construction equipment finance		5,559.4		5,559.4		3,630.6		5,883.6		5,559.4
Housing loans		242.7		242.7		127.4		224.3		242.7
Other retail		4,653.5		4,653.5		2,901.6		4,117.0		4,653.5
Wholesale loans		13,489.6		13,489.6		8,083.8		11,123.9		11,347.5

Total	Rs.	39,324.8	Rs.	39,324.8	Rs.	24,709.0	Rs.	34,505.8	Rs.	36,893.6

Total	US$	631.1	US$	631.1	US$	396.5	US$	553.8	US$	592.1

The Bank holds no recorded impaired loans for which there is no related allowance.

Impaired loans by industry as of March 31, 2014 and March 31, 2015 by facility are as follows:

	As of March 31, 2014
	(In millions)
Gross impaired loans by industry:
— Land Transport	Rs.	2,077.9
— Iron & Steel		1,811.8
—Others (none greater than 5% of impaired loans)		25,796.8

Total	Rs.	29,686.5

	As of March 31, 2015
	(In millions)
Gross impaired loans by industry:
—Activities allied to agriculture	Rs.	5,369.3	US$	86.2
—Iron & Steel		4,793.8		76.9
— Wholesale Trade		3,608.2		57.9
—Consumer Loans		2,392.3		38.4
—Others (none greater than 5% of impaired loans)		23,161.2		371.7

Total	Rs.	39,324.8	US$	631.1

Summary information relating to impaired loans during the year ended March 31, 2013, March 31, 2014 and March 31, 2015 is as follows:

	Fiscal Year ended March 31,
	2013		2014		2015		2015
	(In millions)
Average impaired loans, net of allowance	Rs.	4,191.7	Rs.	6,851.3	Rs.	11,826.6	US$	189.8
Interest income recognized on impaired loans	Rs.	1,647.8	Rs.	1,664.7	Rs.	1,898.0	US$	30.5

Allowance for credit losses as of March 31, 2014 are as follows:

	As of March 31, 2014
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	556.7	Rs.	1,067.1	Rs.	5,058.2	Rs.	2,094.4	Rs.	185.0	Rs.	1,751.0	Rs.	5,754.5	Rs.	14,731.6	Rs.	2,495.7	Rs.	33,694.2
Write-offs		(2,150.4)		(5,748.9)		(93.7)		(5,014.1)		(21.3)		(1,166.2)		(714.5)						(14,909.1)
Net allowance for credit losses*		2,389.8		5,949.1		633.6		6,392.6		(47.0)		1,497.2		2,276.1		4,493.9		242.8		23,828.1

Allowance for credit losses, end of the period	Rs.	796.1	Rs.	1,267.3	Rs.	5,598.1	Rs.	3,472.9	Rs.	116.7	Rs.	2,082.0	Rs.	7,316.1	Rs.	19,225.5	Rs.	2,738.5	Rs.	42,613.2

Allowance for credit losses:

Allowance individually evaluated for impairment	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	7,316.1	Rs.	0	Rs.	0	Rs.	7,316.1
Allowance collectively evaluated for impairment		796.1		1,267.3		5,598.1		3,472.9		116.7		2,082.0		0		19,225.5		2,738.5		35,297.1
Loans:

Loans individually evaluated for impairment		0		0		0		0		0		0		8,758.2		0		0		8,758.2
Loans collectively evaluated for impairment		1,845.2		1,984.4		7,104.6		6,207.8		205.8		3,580.5		0		2,167,409.4		1,031,165.4		3,219,503.1

*	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 6,400.0 million.

Allowance for credit losses as of March 31, 2015 are as follows:

	As of March 31, 2015
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total		Total

	(In millions)
Allowance for credit losses, beginning of the period	Rs.	796.1	Rs.	1,267.3	Rs.	5,598.1	Rs.	3,472.9	Rs.	116.7	Rs.	2,082.0	Rs.	7,316.1	Rs.	19,225.5	Rs.	2,738.5	Rs.	42,613.2	US$	683.9
Write-offs		(2,858.9)		(7,418.1)		(380.8)		(4,327.8)		(9.2)		(1,328.8)		(3,480.4)						(19,804.0)		(317.8)
Net allowance for credit losses*		3,288.8		7,784.8		1,888.3		4,485.5		19.9		2,148.4		4,248.1		151.2		509.9		24,524.9		393.5

Allowance for credit losses, end of the period	Rs.	1,226.0	Rs.	1,634.0	Rs.	7,105.6	Rs.	3,630.6	Rs.	127.4	Rs.	2,901.6	Rs.	8,083.8	Rs.	19,376.7	Rs.	3,248.4	Rs.	47,334.1	US$	759.6

Allowance for credit losses:

Allowance individually evaluated for impairment	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	8,083.8	Rs.	0	Rs.	0	Rs.	8,083.8	US$	129.7
Allowance collectively evaluated for impairment		1,226.0		1,634.0		7,105.6		3,630.6		127.4		2,901.6		0		19,376.7		3,248.4		39,250.3		629.9
Loans:

Loans individually evaluated for impairment		0		0		0		0		0		0		13,489.6		0		0		13,489.6		216.5
Loans collectively evaluated for impairment		2,718.7		2,648.4		10,012.5		5,559.4		242.7		4,653.5		0		2,695,153.3		1,208,971.0		3,929,959.5		63,071.0

*	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 7,524.7 million.

The unallocated allowance is assessed at each period end and the increase/(decrease) as the case may be is recorded in the income statement under allowances for credit losses. There is no transfer of amounts to or from the unallocated category to the specific category.

Troubled debt restructuring (TDR)

When the Bank grants concession, for economic or legal reasons related to a borrower’s financial difficulties, for other than an insignificant period of time, the related loan is classified as a TDR. Concessions could include a reduction in the interest rate below current market rates, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. Loans, for which the terms have been modified, and for which the borrower is experiencing financial difficulties, are considered TDRs. On restructuring, the loans are re-measured to reflect the impact, if any, on projected cash flows resulting from the modified terms. Modification may have little or no impact on the allowance established for the loan if there was no forgiveness of the principal and the interest was not decreased. A charge off may be recorded at the time of restructuring if a portion of the loan is deemed to be uncollectible.

The following table summarizes the Bank’s TDR modifications during the year ended March 31, 2014 and March 31, 2015 presented by primary modification type and includes the financial effects of these modifications.

	Fiscal year ended March 31, 2014
	Carrying value		TDRs involving changes in the amount of principal payments (1)		TDRs involving changes in the amount of interest payments (2)		TDRs involving changes in the amount of both principal and interest payments		Balance of principal forgiven		Net P&L impact (3)
	(In millions)
Retail business banking	Rs.	83.9	Rs.	0	Rs.	83.9	Rs.	0	Rs.	0	Rs.	7.8
Wholesale loans		167.0		0		167.0		0		0		147.0

Total[4]	Rs.	250.9	Rs.	0	Rs.	250.9	Rs.	0	Rs	0	Rs.	154.8

(1)	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
(2)	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.
(3)	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred
(4)	TDR modification during the year ended March 31, 2014 comprised of four cases.

	Fiscal year ended March 31, 2015
	Carrying value		TDRs involving changes in the amount of principal payments (1)		TDRs involving changes in the amount of interest payments (2)		TDRs involving changes in the amount of both principal and interest payments		Balance of principal forgiven		Net P&L impact (3)
	(In millions)

Retail business banking	Rs.	257.5	Rs.	0	Rs.	257.5	Rs.	0	Rs.	0	Rs.	9.8
Wholesale loans		1,937.3		0		1,937.3		0		0		176.0

Total[4]	Rs.	2,194.8	Rs.	0	Rs.	2,194.8	Rs.	0	Rs.	0	Rs.	185.8

Total[4]	US$	35.2	US$	0	US$	35.2	US$	0	US$	0	US$	3.0

(1)	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
(2)	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.
(3)	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred
(4)	TDR modification during the year ended March 31, 2015 comprised of six cases.

The table below summarizes TDRs that have defaulted in the current period within 12 months of their modification date. The defaulted TDRs are based on a payment default definition of 90 days past due.

	As of March 31, 2015
	recorded investments
	(In millions)
Retail loans:
Retail business banking	Rs.	72.2
Wholesale loans		79.5

Total	Rs.	151.7

Total	US$	2.4

Interest on loans by facility are as follows:

	Fiscal years ended March 31,
	2013		2014		2015		2015
	(In millions)
Wholesale	Rs.	82,159.2	Rs.	93,448.1	Rs.	105,465.8	US$	1,692.6
Retail loans		189,571.3		233,307.2		282,798.9		4,538.6

Total	Rs.	271,730.5	Rs.	326,755.3	Rs.	388,264.7	US$	6,231.2